Financial liabilities - Disclosure of Detailed Information about Conditional Advances and Loans From Government and Public Authorities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	€ 38,872	€ 38,512
Principal received	0	150
Impact of discounting and accretion	(2,800)	(289)
Accumulated fixed interest expense accrual	1,698	2,419
Accumulated variable interest expense accrual	6,085	5,195
Repayment	(1,272)	(7,114)
Liabilities arising from financing activities at end of period	42,583	38,872
Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	2,066	2,316
Principal received	0	0
Impact of discounting and accretion	12	16
Accumulated fixed interest expense accrual	28	34
Accumulated variable interest expense accrual	0	0
Repayment	(500)	(300)
Liabilities arising from financing activities at end of period	1,606	2,066
Interest-free Bpifrance loan | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0	125
Principal received	0	0
Impact of discounting and accretion	0	0
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	0	(125)
Liabilities arising from financing activities at end of period	0	0
EIB Loan
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	(2,800)	300
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	36,409	35,754
Principal received	0	0
Impact of discounting and accretion	(2,832)	(285)
Accumulated fixed interest expense accrual	1,670	2,385
Accumulated variable interest expense accrual	6,085	5,195
Repayment	(697)	(6,639)
Liabilities arising from financing activities at end of period	40,635	36,409
Curadigm Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	397	317
Principal received	0	150
Impact of discounting and accretion	20	(20)
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(75)	(50)
Liabilities arising from financing activities at end of period	€ 342	€ 397